FINANCIAL ASSETS AND LIABILITIES - Hedge accounting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Available facilities
Derivative, hedge ratio	100.00%
Cross currency swaps | Net investment hedge accounting
Available facilities
Aggregated designated nominal value of hedged items, million	$ 0	$ 537
Notional exchange amount		600
Euro-denominated loans | Net investment hedge accounting
Available facilities
Aggregated designated nominal value of hedged items, million	0	627
Foreign currency forward contracts | Net investment hedge accounting
Available facilities
Aggregated designated nominal value of hedged items, million	$ 68,639	$ 0
Weighted average term of contract	2 years